Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 38,926,612	$ 19,006,570	$ 7,998,839
Inventories	124,039	57,829	20,926
Intangible assets other than goodwill	6,397	(130,899)	(77,239)
Property, plant and equipment	2,407,376	2,453,485	1,451,708
Deferred tax liability	(8,973,532)	(9,635,742)	(1,429,582)
Equity	(7,441,370)	(5,842,818)	(2,143,830)
Other Provision of Services	123	(1,900)	(1,849)
Personal expenses	132,101	286,371	161,385
Other fixed operating expenses	97,126	324,911	139,968
Financial income	(7,032)	(726,557)	(231,931)
Financial expenses	13,863	71,640	9,125
Sub total Hyperinflation result	(13,640,909)	(13,143,680)	(2,101,319)
Gains from indexed assets and liabilities, net	25,285,703	5,862,890	5,897,520
Foreign currency exchange differences	(856,350)	18,401,453	(15,334,368)
Exchange effect on account receivable	(5,206,396)	14,855,933	51,620,491
Exchange effect on account payables	(4,541,705)	(2,940,425)	(23,048,375)
Accounts receivable generated due to Law No. 21,472	11,279,382	10,220,465
Accounts payable generated due to Law No. 21,472	3,683,482	3,106,322
Cash And Cash Equivalent [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(8,872,872)	(8,613,242)	1,863,916
Other Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross		41,683
Foreign currency exchange differences	(16,979,855)	13,779,941	8,922,639
Other Non Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	644,567	12,478,960	64,806
Foreign currency exchange differences	(1,610,766)	(4,278,891)	(5,754,262)
Trade and Other Receivables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	24,019,915	3,086,549	1,837,037
Foreign currency exchange differences	51,987,670	(12,070,666)	59,815,718
Current Tax Assets and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	16,003,529	4,405,500	4,168,869
Foreign currency exchange differences	970,564	475,285	47,239
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(49,998)	41,681	2,743,973
Foreign currency exchange differences	(51,548,616)	28,913,122	(22,271,858)
Trade and Other Payables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(1,281,898)	(275,114)	(103,883)
Foreign currency exchange differences	4,694,067	(25,910,351)	(27,326,682)
Accounts Payable to Related Entities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	20,900,256	34,745,005	(30,778,711)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(409,422)	(772,689)	(610,605)
Other Non Financial Liability [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(81)		(101,358)
Foreign currency exchange differences	$ (396,798)	$ (8,638,750)	$ 147,633